Deposits (Summary Of Interest Expense On Deposits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Deposits [Abstract]
Interest Expense, Checking	$ 421	$ 441	$ 622
Interest Expense, Savings	408	1,225	1,323
Interest Expense, Money Market	3,457	5,307	6,522
Interest Expense, Certificates	41,884	56,595	70,749
Interest Expense, Deposits, Total	$ 46,170	$ 63,568	$ 79,216